Summary of significant accounting policies - (Details)				1 Months Ended	2 Months Ended	3 Months Ended									6 Months Ended			10 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($) loan	Dec. 31, 2018 USD ($) loan		Nov. 14, 2019	Dec. 31, 2019 USD ($) loan	Jun. 30, 2020 USD ($) loan	Sep. 30, 2019	Jun. 30, 2019 USD ($)		Mar. 31, 2019	Dec. 31, 2018 USD ($) loan	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2020 USD ($) segment loan	Jun. 30, 2019 USD ($)		Nov. 14, 2019 USD ($)	Dec. 31, 2019 USD ($) loan segment	Dec. 31, 2018 USD ($) loan		Dec. 31, 2017 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Predecessor	[1]	Predecessor	Successor	Successor	Predecessor	Predecessor	[1]	Predecessor	Predecessor	Predecessor	Predecessor	Predecessor	Successor	Predecessor	[1]	Predecessor [1]	Predecessor	Predecessor	[1]	Predecessor	[1]
Number of Reportable Segments | segment															1				1
Threshold Sweep Account Balance	$ 750,000				$ 750,000	$ 750,000									$ 750,000				$ 750,000
Sweep Account Balance	0	$ 108,700,000			0						$ 108,700,000								0	$ 108,700,000
Uninsured cash and cash equivalents balance	236,700,000	110,500,000			236,700,000	216,400,000					110,500,000				216,400,000				236,700,000	110,500,000
Restricted cash	$ 0	$ 0			$ 0	$ 0					$ 0				$ 0				$ 0	$ 0
Number of non performing loans | loan	2	3			2	1					3				1				2	3
Estimated Useful Lives of Intangible assets															3 years
Right-of-use asset	$ 518,000				$ 518,000	$ 400,000									$ 400,000				$ 518,000
Lease Liability	$ 518,000				$ 518,000	400,000									400,000				$ 518,000
Commissions paid to a related party						$ 0		$ 1,800,000							$ 0	$ 3,100,000		$ 5,700,000		$ 4,600,000		$ 2,300,000
Provision for income taxes								$ 0								$ 0				$ 90,000	[1]	$ 0
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Estimated Useful Lives of Intangible assets																			5 years
Estimated Useful Lives of fixed assets															7 years				7 years
Contractual Rate															70.00%				70.00%
Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Estimated Useful Lives of Intangible assets																			2 years
Estimated Useful Lives of fixed assets															3 years				3 years
Contractual Rate															50.00%				50.00%
Mortgage Receivable [Member] | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt Instrument, Term																			12 months
Mortgage Receivable [Member] | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt Instrument, Term																			5 months

[1]	Predecessor periods are combined as disclosed in Note 1.